Income Taxes (Interest Expense On Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Income Tax Disclosure [Abstract]
Interest expense on unrecognized tax benefits	$ 1.1	$ 0.4	$ 0.5